Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	[1]	$ 17,476
Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		17,476	$ 15,185	[1],[2]	$ 14,896	[1],[2]
Shareholder-backed
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		17,409	14,865
Shareholder-backed | UK & Europe Discontinued Operations (M&G Prudential)
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets			143
Shareholder-backed | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		14,239	12,857
Intangible assets other than goodwill		3,170	2,151
Total of deferred acquisition costs and other intangible assets		17,409	15,008		14,700
Shareholder-backed | PVIF | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill		38	43
Shareholder-backed | Distribution rights and other intangible assets | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill		3,132	2,108
Shareholder-backed | Insurance contracts | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		14,206	12,758		12,406
Shareholder-backed | Investment contracts | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		33	99		$ 85
With-profits
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		67	71
With-profits | UK & Europe Discontinued Operations (M&G Prudential)
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets			106
With-profits | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		$ 67	$ 177

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations